Accounts Receivable, Net	12 Months Ended
Sep. 30, 2017
Text Block [Abstract]
Accounts Receivable, Net

Note 7 — Accounts Receivable, Net

Accounts receivable, net consists of the following:

	As of September 30,
	2017	2016
Accounts receivable — billed	$664,099	$723,921
Accounts receivable — unbilled	229,695	134,122
Less — allowances	(28,726)	(39,512)

Accounts receivable, net	$865,068	$818,531